SHARE-BASED PAYMENTS (Details 5) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2012
Options outstanding beginning	17,373,932	20,153,219
Granted	6,882,762	3,326,668
Forfeited	(4,815,167)	(5,503,863)
Options outstanding ending	14,052,978	17,373,932
Weighted Average Exercise Price Beginning	$ 2.00	$ 2.09
Granted	$ 0.35	$ 1.35
Exercised		$ 0.51
Forfeited	$ 2.09	$ 2.31
Weighted Average Exercise Price Ending	$ 1.02	$ 2.00
Weighted Average Exercise Price Exercisable	$ 1.44
Average remaining contractual term, end of period	2 years 10 months 24 days	2 years 11 months 27 days	4 years 0 months 26 days
Average remaining contractual term exercisable	1 year 8 months 27 days
Warrant [Member]
Options outstanding beginning	19,171,104	10,787,641
Granted	8,740,668	10,222,330
Exercised		(1,000,000)
Forfeited	(725,616)	(838,867)
Options outstanding ending	27,186,156	19,171,104
Options exercisable	26,477,822
Weighted Average Exercise Price Beginning	$ 1.32	$ 1.86
Granted	$ 0.61	$ 0.82
Exercised		$ 1
Forfeited	$ 1.83	$ 2.48
Weighted Average Exercise Price Ending	$ 1.06	$ 1.32
Weighted Average Exercise Price Exercisable	$ 1.07
Average remaining contractual term, end of period	5 years
Average remaining contractual term exercisable	3 years 4 months 24 days